Income Taxes 4 (Details)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Income tax rate reconciliation
Statutory federal income tax rate	35.00%	35.00%	35.00%
Effect of state income taxes, net of federal benefit	2.10%	0.10%	(15.10%)
Effect of noncontrolling interests on income tax rate	(1.90%)	(1.40%)	(6.40%)
Effect of gains (losses) on investments, sales of assets and impairment of assets on income tax rate			1.80%
Other differences effect on income tax rate	(1.20%)	0.10%	(2.30%)
Total income tax rate	34.00%	33.80%	13.00%